Loans, Impaired Loans, and Allowance for Credit Losses - Schedule of Incremental Lifetime ECLs Impact (Detail) - CAD ($) $ in Millions	Jan. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Incremental lifetime ECLs impact	$ 2,057	$ 2,018
12-month ECL [member]
Disclosure of detailed information about financial instruments [line items]
All performing loans and off-balance sheet instruments using 12-month ECLs	6,081	6,482
Stage One and Two [member]
Disclosure of detailed information about financial instruments [line items]
Aggregate Stage 1 and 2 probability-weighted ECLs	$ 8,138	$ 8,500